Fair value of financial instruments - Assets and liabilities held at fair value by product type (Details) - GBP (£) £ in Millions		Jun. 30, 2018	Jan. 01, 2018	[1]	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		£ 541,312			£ 522,023
Financial liabilities, at fair value		(483,447)	£ (220,083)		(449,415)
Quoted market prices (Level 1) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		89,027			94,899
Financial liabilities, at fair value		(28,910)			(24,536)
Quoted market prices (Level 1) [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0			0
Financial liabilities, at fair value		0			0
Quoted market prices (Level 1) [member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value					0
Financial liabilities, at fair value					0
Quoted market prices (Level 1) [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0			0
Financial liabilities, at fair value		0			0
Quoted market prices (Level 1) [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		43,762			34,782
Financial liabilities, at fair value		(9,721)			(13,079)
Quoted market prices (Level 1) [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0			0
Financial liabilities, at fair value		0			0
Quoted market prices (Level 1) [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0			0
Financial liabilities, at fair value		0			0
Quoted market prices (Level 1) [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0			0
Financial liabilities, at fair value		0			0
Quoted market prices (Level 1) [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0			0
Financial liabilities, at fair value		0			0
Quoted market prices (Level 1) [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		40,882			56,323
Financial liabilities, at fair value		(15,326)			(7,826)
Quoted market prices (Level 1) [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		9			8
Financial liabilities, at fair value		0			0
Quoted market prices (Level 1) [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[2]	0			0
Financial liabilities, at fair value	[2]	0			0
Quoted market prices (Level 1) [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0			0
Financial liabilities, at fair value		0			0
Quoted market prices (Level 1) [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0			0
Financial liabilities, at fair value		0			0
Quoted market prices (Level 1) [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0			0
Financial liabilities, at fair value		0			0
Quoted market prices (Level 1) [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		4,374			3,786
Financial liabilities, at fair value		(3,863)			(3,631)
Quoted market prices (Level 1) [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0			0
Financial liabilities, at fair value		0			0
Observable inputs (Level 2) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		439,583			411,526
Financial liabilities, at fair value		(448,907)			(419,198)
Observable inputs (Level 2) [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0			0
Financial liabilities, at fair value		(40,993)			(38,177)
Observable inputs (Level 2) [member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value					0
Financial liabilities, at fair value					0
Observable inputs (Level 2) [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		2,108			1,837
Financial liabilities, at fair value		(216)			(221)
Observable inputs (Level 2) [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		54,729			49,853
Financial liabilities, at fair value		(15,792)			(13,116)
Observable inputs (Level 2) [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		13,971			15,098
Financial liabilities, at fair value		(5,681)			(3,580)
Observable inputs (Level 2) [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		12,933			1,491
Financial liabilities, at fair value		(32,709)			(7,377)
Observable inputs (Level 2) [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		118,263			100,038
Financial liabilities, at fair value		(137,315)			(126,691)
Observable inputs (Level 2) [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		9,990			5,710
Financial liabilities, at fair value		0			0
Observable inputs (Level 2) [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		7,115			7,733
Financial liabilities, at fair value		(110)			(388)
Observable inputs (Level 2) [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0			1
Financial liabilities, at fair value		0			0
Observable inputs (Level 2) [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[2]	912			898
Financial liabilities, at fair value	[2]	(158)			(131)
Observable inputs (Level 2) [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		126,010			150,325
Financial liabilities, at fair value		(119,337)			(143,890)
Observable inputs (Level 2) [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		71,828			54,907
Financial liabilities, at fair value		(70,392)			(53,346)
Observable inputs (Level 2) [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		9,470			11,357
Financial liabilities, at fair value		(9,332)			(11,312)
Observable inputs (Level 2) [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		10,496			9,848
Financial liabilities, at fair value		(15,138)			(18,527)
Observable inputs (Level 2) [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,758			2,430
Financial liabilities, at fair value		(1,734)			(2,442)
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		12,702			15,598
Financial liabilities, at fair value		(5,630)			(5,681)
Significant unobservable inputs (Level 3) [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0			0
Financial liabilities, at fair value		(289)			(214)
Significant unobservable inputs (Level 3) [member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value					29
Financial liabilities, at fair value					0
Significant unobservable inputs (Level 3) [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		592			626
Financial liabilities, at fair value		0			0
Significant unobservable inputs (Level 3) [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		25			49
Financial liabilities, at fair value		0			0
Significant unobservable inputs (Level 3) [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		881			871
Financial liabilities, at fair value		0			(4)
Significant unobservable inputs (Level 3) [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0			0
Financial liabilities, at fair value		(48)			(250)
Significant unobservable inputs (Level 3) [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0			0
Financial liabilities, at fair value		0			0
Significant unobservable inputs (Level 3) [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		3,592			6,657
Financial liabilities, at fair value		0			0
Significant unobservable inputs (Level 3) [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		139			112
Financial liabilities, at fair value		0			0
Significant unobservable inputs (Level 3) [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,088			817
Financial liabilities, at fair value		0			(16)
Significant unobservable inputs (Level 3) [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[2]	1,319			1,103
Financial liabilities, at fair value	[2]	0			0
Significant unobservable inputs (Level 3) [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		2,362			2,718
Financial liabilities, at fair value		(2,747)			(2,867)
Significant unobservable inputs (Level 3) [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		126			160
Financial liabilities, at fair value		(146)			(124)
Significant unobservable inputs (Level 3) [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,151			1,386
Financial liabilities, at fair value		(226)			(240)
Significant unobservable inputs (Level 3) [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,425			1,064
Financial liabilities, at fair value		(2,172)			(1,961)
Significant unobservable inputs (Level 3) [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		2			6
Financial liabilities, at fair value		£ (2)			£ (5)

[1]

The balance sheet as at 30 June 2018 is on an IFRS 9 basis and hence the IFRS 9 balance sheet as at 1 January 2018 has been used to disclose the disposal of the UK banking business . For further details refer to Note 19, Transition disclosures on pages 53 to 55

[2]	Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, physical commodities and investment property